Investment Portfolio - March 31, 2022

(unaudited)

HIGH YIELD BOND SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS - 1.4%

Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Jonah Energy Parent LLC*2
(Identified Cost $980,115)	65,341	$3,704,181

PREFERRED STOCKS - 1.7%

Health Care - 0.9%
Pharmaceuticals - 0.9%
Harrow Health, Inc., 8.625%, 4/30/2026	94,800	2,481,864
Information Technology - 0.8%
Software - 0.8%
Synchronoss Technologies, Inc.,
8.375%, 6/30/2026	104,700	2,224,875
TOTAL PREFERRED STOCKS
(Identified Cost $5,011,579)		4,706,739

LOAN ASSIGNMENTS - 6.8%

Evolution Well Services Holdings LLC, Term Loan (U.S. Secured Overnight Financing Rate + 7.25%), 8.00%, 3/4/2027[3]	4,000,000	3,850,000
American Axle & Manufacturing, Inc., Tranche B Term Loan, Term B, (3 mo. LIBOR US + 2.250%), 3.00%, 4/6/2024[3]	4,669,790	4,634,766
Tutor Perini Corp., Term Loan, Term B, (1 mo. LIBOR US + 4.75%), 5.75%, 8/18/2027[3]	3,857,992	3,780,832
The Hertz Corp., Term Loan, Term B-EXIT, (1 mo. LIBOR US + 3.500%), 3.75%, 6/30/2028[3]	3,364,359	3,333,979
Term C-EXIT, (1 mo. LIBOR US + 3.500%), 3.75%, 6/30/2028[3]	635,641	629,901
Jazz Financing Lux S.A.R.L., Initial Dollar Term Loan, Term B, (1 mo. LIBOR US + 3.500%), 4.00%, 5/5/2028[3]	2,481,250	2,469,787
TOTAL LOAN ASSIGNMENTS
(Identified Cost $18,968,499)		18,699,265

CORPORATE BONDS - 85.0%

Non-Convertible Corporate Bonds- 85.0%
Communication Services - 6.0%
Diversified Telecommunication Services - 2.6%
IHS Holding Ltd. (Nigeria), 6.25%, 11/29/2028[4]	4,250,000	4,003,454
Lumen Technologies, Inc., 7.50%, 4/1/2024	3,075,000	3,238,904
		7,242,358

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Media - 3.4%
Beasley Mezzanine Holdings LLC, 8.625%, 2/1/2026[4]	5,500,000	$5,230,158
Sirius X.M. Radio, Inc., 4.00%, 7/15/2028[4]	4,250,000	4,042,091
		9,272,249
Total Communication Services		16,514,607
Consumer Discretionary - 3.5%
Auto Components - 1.4%
The Goodyear Tire & Rubber Co., 5.00%, 7/15/2029[4]	4,018,000	3,755,075
Automobiles - 0.2%
Ford Motor Credit Co. LLC, 4.95%, 5/28/2027	500,000	508,634
Multiline Retail - 1.1%
Macy’s Retail Holdings LLC, 4.50%, 12/15/2034	3,600,000	3,063,384
Specialty Retail - 0.8%
Bed Bath & Beyond, Inc., 4.915%, 8/1/2034	2,750,000	2,177,856
Total Consumer Discretionary		9,504,949
Consumer Staples - 1.5%
Food & Staples Retailing - 1.5%
Pilgrim’s Pride Corp., 4.25%, 4/15/2031[4]	4,500,000	4,161,447
Energy - 13.9%
Energy Equipment & Services - 2.8%
Kent Global plc (United Kingdom), 10.00%, 6/28/2026	3,965,000	3,954,792
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026[4]	3,905,000	3,570,443
		7,525,235
Oil, Gas & Consumable Fuels - 11.1%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[4]	3,906,000	3,952,710
Guara Norte Sarl (Brazil), 5.198%, 6/15/2034[4]	3,982,091	3,647,208
Hess Midstream Operations LP, 4.25%, 2/15/2030[4]	4,000,000	3,774,264
International Petroleum Corp. (Canada), 7.25%, 2/1/2027[4]	2,700,000	2,681,375
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026[4]	3,500,000	3,230,591
Navigator Holdings Ltd., 8.00%, 9/10/2025[4]	3,200,000	3,237,062
New Fortress Energy, Inc., 6.75%, 9/15/2025[4]	4,037,000	4,055,385

Investment Portfolio - March 31, 2022

(unaudited)

HIGH YIELD BOND SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
PetroTal Corp. (Peru), 12.00%, 2/16/2024 (Acquired 02/01/2021 - 03/11/2022, cost $3,842,631)[5]	3,830,000	$3,937,495
Ping Petroleum UK Ltd. (Bermuda), 12.00%, 7/29/2024 (Acquired 07/14/2021, cost $1,960,000)[5]	2,000,000	1,960,000
		30,476,090
Total Energy		38,001,325
Financials - 18.2%
Banks - 1.2%
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	3,200,000	3,279,304
Capital Markets - 2.1%
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance Corporation, 3.875%, 2/15/2026[4]	2,400,000	2,332,680
StoneX Group, Inc., 8.625%, 6/15/2025[4]	3,230,000	3,373,980
		5,706,660
Consumer Finance - 4.6%
Navient Corp.,
6.75%, 6/25/2025	1,800,000	1,845,082
5.625%, 8/1/2033	4,000,000	3,366,001
PRA Group, Inc., 5.00%, 10/1/2029[4]	3,750,000	3,557,365
SLM Corp., 3.125%, 11/2/2026	4,000,000	3,712,356
		12,480,804
Diversified Financial Services - 4.3%
Coinbase Global, Inc., 3.375%, 10/1/2028[4]	4,000,000	3,562,073
FS Energy & Power Fund, 7.50%, 8/15/2023[4]	4,140,000	4,238,574
Midcap Financial Issuer Trust, 6.50%, 5/1/2028[4]	4,250,000	4,005,965
		11,806,612
Insurance - 1.5%
Enact Holdings, Inc., 6.50%, 8/15/2025[4]	4,000,000	4,133,652
Mortgage Real Estate Investment Trusts (REITS) - 1.0%
Starwood Property Trust, Inc., 3.75%, 12/31/2024[4]	2,750,000	2,675,164
Thrifts & Mortgage Finance - 3.5%
LD Holdings Group LLC, 6.125%, 4/1/2028[4]	4,000,000	3,545,942
MGIC Investment Corp., 5.25%, 8/15/2028	2,625,000	2,595,056
United Wholesale Mortgage LLC, 5.50%, 4/15/2029[4]	4,000,000	3,565,843
		9,706,841
Total Financials		49,789,037

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care - 2.4%
Pharmaceuticals - 2.4%
Bausch Health Companies, Inc., 4.875%, 6/1/2028[4]	3,000,000	$2,873,052
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), 7.125%, 1/31/2025	3,500,000	3,676,435
Total Health Care		6,549,487
Industrials - 17.4%
Air Freight & Logistics - 1.0%
Cargo Aircraft Management, Inc., 4.75%, 2/1/2028[4]	2,750,000	2,681,007
Airlines - 5.0%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[4]	2,497,580	2,645,984
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	6,123,177	5,521,960
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	1,340,471	1,261,735
Western Global Airlines LLC, 10.375%, 8/15/2025[4]	4,000,000	4,303,792
		13,733,471
Building Products - 1.4%
Eco Material Technologies, Inc., 7.875%, 1/31/2027[4]	4,000,000	3,984,184
Commercial Services & Supplies - 3.2%
Airswift Global AS (United Kingdom), (3 mo. LIBOR US + 8.500%), 8.895%, 5/12/2025 (Acquired 05/03/2021 - 12/08/2021, cost $3,506,500)[3,5]	3,500,000	3,502,041
Prime Security Services Borrower LLC - Prime Finance, Inc., 5.75%, 4/15/2026[4]	5,250,000	5,354,477
		8,856,518
Construction & Engineering - 3.3%
IEA Energy Services LLC, 6.625%, 8/15/2029[4]	5,500,000	5,173,477
Railworks Holdings LP - Railworks Rally, Inc., 8.25%, 11/15/2028[4]	3,750,000	3,849,442
		9,022,919
Marine - 3.5%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	5,605,000	5,380,800
Seaspan Corp. (Hong Kong), 6.50%, 2 /5 /2024[4]	4,100,000	4,151,251
		9,532,051
Total Industrials		47,810,150

Investment Portfolio - March 31, 2022

(unaudited)

HIGH YIELD BOND SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology - 1.4%
Software - 1.4%
LogMeIn, Inc., 5.50%, 9/1/2027[4]	4,000,000	$3,743,257
Materials - 9.6%
Metals & Mining - 8.2%
Copper Mountain Mining Corp. (Canada), 8.00%, 4/9/2026[4]	4,116,000	4,148,647
Endeavour Mining plc (Burkina Faso), 5.00%, 10/14/2026[4]	4,000,000	3,668,746
Infrabuild Australia Pty Ltd. (Australia), 12.00%, 10/1/2024[4]	3,479,000	3,546,073
Jervois Mining USA Ltd. (Australia), 12.50%, 7/20/2026[4]	2,800,000	2,968,232
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017 - 05/15/2020, cost $1,518,841)[5,6]	6,535,000	653
Tacora Resources, Inc. (Canada), 8.25%, 5/15/2026[4]	4,260,000	4,145,035
Warrior Met Coal, Inc., 7.875%, 12/1/2028[4]	3,810,000	4,023,363
		22,500,749
Paper & Forest Products - 1.4%
Clearwater Paper Corp., 4.75%, 8/15/2028[4]	4,250,000	3,945,929
Total Materials		26,446,678
Real Estate - 6.1%
Equity Real Estate Investment Trusts (REITS) - 4.0%
HAT Holdings I LLC - HAT Holdings II LLC, 3.375%, 6/15/2026[4]	4,000,000	3,799,585

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
IIP Operating Partnership LP, 5.50%, 5/25/2026	4,455,000	$4,456,475
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 09/21/2021, cost $2,750,000)[5]	2,750,000	2,714,319
		10,970,379
Real Estate Management & Development - 2.1%
Carrington Holding Co. LLC, 8.00%, 1/1/2026[4]	3,000,000	3,065,137
Forestar Group, Inc., 5.00%, 3/1/2028[4]	3,000,000	2,820,925
		5,886,062
Total Real Estate		16,856,441
Utilities - 5.0%
Electric Utilities - 0.8%
NRG Energy, Inc., 3.375%, 2/15/2029[4]	2,500,000	2,226,656
Independent Power and Renewable Electricity Producers - 4.2%
Atlantica Sustainable Infrastructure plc (Spain), 4.125%, 6/15/2028[4]	4,000,000	3,860,454
Sunnova Energy Corp., 5.875%, 9/1/2026[4]	4,000,000	3,825,278
Vistra Operations Co. LLC, 4.375%, 5/1/2029[4]	4,000,000	3,779,828
		11,465,560
Total Utilities		13,692,216
TOTAL CORPORATE BONDS
(Identified Cost $241,729,377)		233,069,594

SHORT-TERM INVESTMENT - 4.6%

Dreyfus Government Cash Management, Institutional Shares, 0.19%[7]
(Identified Cost $12,617,460)	12,617,460	12,617,460
TOTAL INVESTMENTS - 99.5%
(Identified Cost $279,307,030)		272,797,239
OTHER ASSETS, LESS LIABILITIES - 0.5%		1,299,078
NET ASSETS - 100%		$274,096,317

LIBOR- London Interbank Offered Rate

*Non-income producing security.

1Amount is stated in USD unless otherwise noted.

2Security has been valued using significant unobservable inputs.

3Floating rate security. Rate shown is the rate in effect as of March 31, 2022.

Investment Portfolio - March 31, 2022

(unaudited)

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2022 was $172,916,312, which represented 63.1% of the Series’ Net Assets.

5Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at March 31, 2022 was $12,114,508, or 4.4% of the Series’ Net Assets.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Rate shown is the current yield as of March 31, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Energy	$3,704,181	$—	$—	$3,704,181
Preferred securities:
Health Care	2,481,864	2,481,864	—	—
Information Technology	2,224,875	2,224,875	—	—
Debt securities:
Loan Assignments	18,699,265	—	18,699,265	—
Corporate debt:
Communication Services	16,514,607	—	16,514,607	—
Consumer Discretionary	9,504,949	—	9,504,949	—
Consumer Staples	4,161,447	—	4,161,447	—
Energy	38,001,325	—	38,001,325	—
Financials	49,789,037	—	49,789,037	—
Health Care	6,549,487	—	6,549,487	—
Industrials	47,810,150	—	47,810,150	—
Information Technology	3,743,257	—	3,743,257	—
Materials	26,446,678	—	26,446,678	—
Real Estate	16,856,441	—	16,856,441	—
Utilities	13,692,216	—	13,692,216	—
Short-Term Investment	12,617,460	12,617,460	—	—
Total assets	$272,797,239	$17,324,199	$251,768,859	$3,704,181

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2022

(unaudited)

The following table is a reconciliation Level 3 investments for which significant unobservable inputs were used to determine fair value:

LEVEL 3 RECONCILIATION	EQUITY SECURITY
Balance as of December 31, 2021 (fair value)	$4,083,813
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(379,632)
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Balance as of 31 March, 2022 (fair value)	$3,704,181

*The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2022 which were valued using significant unobservable inputs (Level 3) amounted to $(379,632).

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of March 31, 2022:

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
	FAIR VALUE AT 3/31/2022	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	VALUATION IMPACT FROM AN INCREASE IN INPUT	AMOUNT OR RANGE/ WEIGHTED AVERAGE
Common Stock - Energy	$3,704,181	Market Approach	Imputed Price Based on Potential Transaction	Increase	$67.89/NA
			Discount for Probability of Transaction	Decrease	7.9%/NA

The significant unobservable inputs used in the fair value measurement of the Fund’s equity security are the potential of a partial sale transaction and assumptions made to calculate residual equity, converted into unit value and discounted to reflect the pending nature of the transaction.